Financial Instruments - Additional Information - Risk Management (Detail) - USD ($) $ in Millions		12 Months Ended
	Feb. 29, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Reduction in income			$ 160	$ 10
Percentage of entity's revenue	75.00%
Hypothetic foreign exchange rate strengthening		10.00%
Financial debt percentage		70.00%
Current maturities of debt		$ 10	2
Other financial obligations		950	936
Cash flows provided by operating activities from continuing operations		2,159	1,469	1,806
Revolving credit facility		2,000
Allowance for expected credit loss		$ 90	$ 91	$ 101	$ 121
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Financial debt percentage		16.00%
Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Financial debt percentage		11.00%
Philippine peso [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		7.10%	5.40%
Financial debt percentage		2.00%
Other Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		4.50%	4.30%
Financial debt percentage		1.00%
Foreign Exchange Options [Member] | Dollar Denominated [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 300
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit loss		31
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Reduction in income		$ 14	$ 13
Interest rate risk [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate			0.50%
Interest rate risk [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		0.50%
Interest rate risk [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		26.00%	21.00%
Currency risk [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		29.00%
Currency risk [member] | United Kingdom [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		6.00%
Currency risk [member] | Germany [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		3.00%
Currency risk [member] | France [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		5.00%
Currency risk [member] | Poland [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		3.00%
Currency risk [member] | Spain [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		3.00%
Currency risk [member] | Rest Of Europe Region [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		4.00%
Currency risk [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		3.00%
Currency risk [member] | Panama [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		1.00%
Currency risk [member] | Rest of South, Central America and the Caribbean region [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		1.00%
Currency risk [member] | Caribbean Tcl [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		2.00%
Currency risk [member] | Philippines [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		2.00%
Currency risk [member] | Other Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		31.00%
Currency risk [member] | Dominican Republic [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		2.00%
Currency risk [member] | Israel [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		5.00%
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Current maturities of debt		$ 975
Other financial obligations		1,781
Cash flows provided by operating activities from continuing operations		2,159
Revoving credit facility disposed amount		600
Liquidity risk [member] | 2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Revolving credit facility		2,000
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit loss		$ 90